Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Cash flows provided by (used in) operating activities
Net income		$ 8,454		$ 7,154
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		2,342		2,001
Amortization and impairment	[1]	1,178		1,170
Stock options and restricted shares expense		20		16
Deferred income taxes		(257)		(244)
Losses (gains) from debt securities measured at FVOCI and amortized cost		14		(43)
Net losses (gains) on disposal of property and equipment		(2)		(1)
Other non-cash items, net		(16)		(1,822)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		7,875		(4,597)
Loans, net of repayments		(33,381)		(28,930)
Deposits, net of withdrawals		37,183		34,467
Obligations related to securities sold short		2,602		2,976
Accrued interest receivable		44		(711)
Accrued interest payable		(983)		452
Derivative assets		(1,921)		(3,240)
Derivative liabilities		328		(813)
Securities measured at FVTPL		(22,817)		(23,319)
Other assets and liabilities measured/designated at FVTPL		5,090		3,431
Current income taxes		(489)		(257)
Cash collateral on securities lent		(1,966)		(84)
Obligations related to securities sold under repurchase agreements		19,889		23,035
Cash collateral on securities borrowed		(4,669)		(2,377)
Securities purchased under resale agreements		(2,974)		(3,537)
Other, net		(1,706)		6,361
Net cash flows provided by (used in) operating activities		13,838		11,088
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,250		2,250
Redemption/repurchase/maturity of subordinated indebtedness		(1,069)		(1,536)
Issue of preferred shares and LRCNs, net of issuance cost		2,757		996
Redemption of preferred shares and LRCNs		(1,350)		(975)
Issue of common shares for cash		158		312
Purchase of common shares for cancellation		(1,731)		(419)
Net sale (purchase) of treasury shares		4		(4)
Dividends and distributions paid		(3,993)		(2,947)
Repayment of lease liabilities		(309)		(287)
Other, net		(29)
Net cash flows provided by (used in) financing activities		(4,312)		(2,610)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(98,369)		(76,528)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		46,299		29,761
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		47,404		27,105
Net sale (purchase) of property, equipment, software and other intangible assets		(1,109)		(1,089)
Net cash flows provided by (used in) investing activities		(5,775)		(20,751)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		63		22
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		3,814		(12,251)
Cash and non-interest-bearing deposits with banks at beginning of year		8,565	[2]	20,816
Cash and non-interest-bearing deposits with banks at end of year	[2]	12,379		8,565
Cash interest paid		33,975		38,038
Cash interest received		46,993		49,761
Cash dividends received		1,812		1,713
Cash income taxes paid		$ 3,231		$ 2,513

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $579 million (2024: $466 million) and interest-bearing demand deposits with Bank of Canada.